UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 96.0%
Australia 10.3%
Abacus Property Group	353,016	256,151
Aspen Group	1,932,284	1,764,222
Becton Property Group	822,901	345,625
CFS Retail Property Trust (a)	3,177,478	5,782,570
Charter Hall Group	1,725,776	1,232,644
Commonwealth Property Office Fund	1,364,286	1,596,928
Compass Hotel Group Ltd.	164,169	66,813
Dexus Property Group	5,193,796	6,039,228
FKP Property Group	372,445	1,140,122
Goodman Group	2,397,127	4,831,969
GPT Group	1,309,030	1,891,045

ING Industrial Fund (Unit)	827,092	1,045,651
Macquarie CountryWide Trust	870,755	682,379
Macquarie DDR Trust	873,900	220,669
Macquarie Leisure Trust Group	1,200,156	1,428,018
Macquarie Office Trust	868,722	551,264
Mirvac Group	890,020	1,799,614
Stockland	2,180,433	9,734,837
Valad Property Group	1,159,935	282,520
Westfield Group	2,649,367	36,152,520

(Cost $107,248,632)		76,844,789
Austria 0.2%
Conwert Immobilien Invest AG* (Cost $2,418,051)	131,435	1,245,002
Brazil 0.1%
Iguatemi Empresa de Shopping Centers SA (Cost $2,157,983)	129,650	960,673
Canada 1.4%
Allied Properties Real Estate Investment Trust	158,050	2,753,345
Boardwalk Real Estate Investment Trust	68,200	2,287,752
Calloway Real Estate Investment Trust	54,050	947,684
Chartwell Seniors Housing Real Estate Investment Trust	405,750	2,706,906
Extendicare Real Estate Investment Trust	238,400	1,556,852

(Cost $12,309,249)		10,252,539
Channel Islands 0.3%
Aseana Properties Ltd.*	1,500,000	615,975
Camper & Nicholsons Marina Investments Ltd.*	1,500,000	1,386,723

(Cost $3,344,112)		2,002,698
China 0.3%
Shui On Land Ltd. (Cost $4,665,812)	5,143,000	2,130,196
Finland 0.5%
Sponda Oyj	300,000	1,814,424
Technopolis Oyj	325,000	2,251,144

(Cost $7,057,370)		4,065,568
France 4.1%
Fonciere des Murs	50,000	1,407,105
Fonciere des Regions	22,000	2,295,777
ICADE	26,474	2,150,688
Klepierre	75,000	2,947,620
Societe de la Tour Eiffel	20,000	1,776,885
Unibail-Rodamco (b)	61,506	12,529,878
Unibail-Rodamco (b)	36,933	7,392,548

(Cost $40,477,368)		30,500,501
Germany 0.1%
Magnat Real Estate Opportunities GmbH & Co. KGaA* (Cost $1,962,007)	700,000	437,966
Hong Kong 10.5%
China Overseas Land & Investment Ltd.	5,892,000	7,134,894
China Resources Land Ltd.	3,062,000	3,214,785
Hang Lung Properties Ltd.	2,938,000	6,929,068
Henderson Land Development Co., Ltd.	1,634,500	7,290,159
Hongkong Land Holdings Ltd.	2,970,000	8,925,572
Kerry Properties Ltd.	1,509,646	4,923,398
The Link REIT	3,731,500	7,720,661
New World China Land Ltd.	1,900,000	453,938
New World Development Co., Ltd.	4,941,770	5,513,345
Sino Land Co., Ltd.	566,000	637,717

Sun Hung Kai Properties Ltd.	2,545,000	26,131,812

(Cost $123,463,219)		78,875,349
India 0.1%
DLF Ltd. (Cost $1,516,647)	70,000	535,955
Japan 12.8%
AEON Mall Co., Ltd.	247,800	7,376,962
Japan Real Estate Investment Corp.	1,178	9,467,046
Japan Retail Fund Investment Corp.	484	1,989,388
Mitsubishi Estate Co., Ltd.	1,521,000	29,890,232
Mitsui Fudosan Co., Ltd.	1,353,000	26,047,586
Nippon Building Fund, Inc.	1,100	10,568,901
Sumitomo Real Estate Sales Co., Ltd.	91,000	2,545,557
Sumitomo Realty & Development Co., Ltd. (a)	385,000	8,382,011

(Cost $128,789,510)		96,267,683
Netherlands 0.3%
Corio NV (Cost $3,119,799)	37,500	2,687,711
Norway 0.1%
Scandinavian Property Development ASA* (Cost $2,584,756)	350,000	655,325
Singapore 2.5%
Allgreen Properties Ltd.	2,364,000	1,056,810
Ascendas India Trust	5,238,320	1,912,405
Ascendas Real Estate Investment Trust	1,774,958	2,350,969
CapitaLand Ltd.	2,540,000	5,535,489
CapitaMall Trust	2,381,000	3,791,752
City Developments Ltd.	374,000	2,341,348
Suntec Real Estate Investment Trust	2,378,000	1,936,917

(Cost $34,041,646)		18,925,690
South Africa 0.0%
Madison Property Fund Managers Holdings Ltd. (Units) (Cost $254,703)	225,011	166,012
Sweden 0.6%
Hufvudstaden AB "A"	240,000	1,861,377
Klovern AB	500,000	1,282,863
Lennart Wallenstam Byggnads AB "B"	110,000	1,389,908

(Cost $6,197,435)		4,534,148
United Kingdom 8.1%
A&J Mucklow Group PLC	75,640	381,037
Big Yellow Group PLC (a)	246,316	1,436,765
British Land Co. PLC	532,500	7,123,870
Capital & Regional PLC	1,117,439	3,397,318
Derwent London PLC	240,000	4,483,426
Equest Balkan Properties PLC	700,000	766,751
Great Portland Estates PLC (a)	575,455	3,446,582
Hammerson PLC	310,000	5,402,743
Hansteen Holdings PLC	1,000,000	1,697,847
Helical Bar PLC	600,000	3,262,949
Hirco PLC*	279,965	750,246
Land Securities Group PLC	400,000	9,027,453
Liberty International PLC	150,000	2,605,223
London & Stamford Property Ltd.	1,125,000	2,025,083
Mapeley Ltd. (a)	44,231	712,941
Minerva PLC*	399,536	249,743
NR Nordic & Russia Properties Ltd.	1,300,000	951,673
Safestore Holdings Ltd.	598,791	1,386,889

Segro PLC	498,154	3,726,861
South African Property Opportunities PLC*	1,700,000	1,344,944
Terrace Hill Group PLC	2,000,000	1,785,474
Unite Group PLC	1,281,484	5,208,574

(Cost $84,122,654)		61,174,392
United States 43.7%
American Campus Communities, Inc. (REIT)	166,300	5,634,244
AvalonBay Communities, Inc. (REIT) (a)	230,325	22,668,586
BioMed Realty Trust, Inc. (REIT)	143,450	3,794,253
Boston Properties, Inc. (REIT)	139,100	13,028,106
BRE Properties, Inc. (REIT)	137,700	6,747,300
Brookfield Properties Corp.	169,300	2,681,712
Camden Property Trust (REIT)	106,900	4,902,434
DCT Industrial Trust, Inc. (REIT)	174,350	1,305,882
Digital Realty Trust, Inc. (REIT)	184,000	8,694,000
Douglas Emmett, Inc. (REIT)	278,850	6,433,070
Equity Lifestyle Properties, Inc. (REIT)	141,850	7,522,305
Equity Residential (REIT)	166,000	7,372,060
Extra Space Storage, Inc. (REIT)	322,800	4,958,208
Federal Realty Investment Trust (REIT) (a)	201,550	17,252,680
General Growth Properties, Inc. (REIT)	271,825	4,104,558
Host Hotels & Resorts, Inc. (REIT)	772,200	10,262,538
Kimco Realty Corp. (REIT)	92,750	3,426,185
Liberty Property Trust (REIT)	245,950	9,260,017
LTC Properties, Inc. (REIT)	111,045	3,255,839
Maguire Properties, Inc. (REIT) (a)	39,750	236,910
Medical Properties Trust, Inc. (REIT) (a)	234,113	2,657,183
Nationwide Health Properties, Inc. (REIT)	92,686	3,334,842
OMEGA Healthcare Investors, Inc. (REIT)	203,400	3,998,844
Post Properties, Inc. (REIT)	244,750	6,845,657
ProLogis (REIT)	632,460	26,101,624
Public Storage (REIT)	141,450	14,004,964
Regency Centers Corp. (REIT)	266,469	17,770,818
Saul Centers, Inc. (REIT)	30,276	1,530,149
Senior Housing Properties Trust (REIT)	337,970	8,053,825
Simon Property Group, Inc. (REIT) (a)	320,950	31,132,150
SL Green Realty Corp. (REIT)	118,850	7,701,480
Starwood Hotels & Resorts Worldwide, Inc.	58,250	1,639,155
Taubman Centers, Inc. (REIT)	186,150	9,307,500
The Macerich Co. (REIT)	108,700	6,918,755
Ventas, Inc. (REIT) (a)	346,476	17,122,844
Vornado Realty Trust (REIT)	279,867	25,453,904

(Cost $348,031,288)		327,114,581

Total Common Stocks (Cost $913,762,241)		719,376,778
	Principal Amount ($)	Value ($)

Corporate Bonds 0.0%
Germany
Colonia Real Estate AG 1.875%, 12/7/2011 (Cost $167,926)	126,000	98,171

	Shares	Value ($)

Closed End Investment Companies 0.7%
Luxembourg 0.3%
ProLogis European Properties (Cost $3,731,724)	283,455	2,542,009
United Kingdom 0.4%
ARGO Real Estate Opportunities Fund Ltd.* (Cost $2,787,013)	2,000,000	2,548,118

Total Closed End Investment Companies (Cost $6,518,737)		5,090,127
Securities Lending Collateral 11.5%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $86,217,215)	86,217,215	86,217,215
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,006,666,119) †	108.2	810,782,291
Other Assets and Liabilities, Net (a)	(8.2)	(61,749,763)

Net Assets	100.0	749,032,528
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $1,015,945,421. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $205,163,130. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,156,448 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $218,319,578.

(a)

All or a portion of these securities were on loan amounting to $88,214,492. In addition, included in other assets and liabilities, net are pending sales, amounting to $222,728, that are also on loan. The value of all securities loaned at September 30, 2008 amounted to $88,437,220 which is 11.8% of net assets.

(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2008, the DWS RREEF Global Real Estate Securities Fund, had the following sector diversification:
		As a % of
Sector	Market Value ($)	Common Stocks
Diversified	265,993,675	37.0%
Office	112,208,266	15.6%
Shopping Centers	107,834,055	15.0%
Apartments	57,074,008	7.9%
Regional Malls	51,462,963	7.1%
Health Care	42,687,135	5.9%

Industrials	39,411,021	5.5%
Storage	21,786,826	3.0%
Hotels	11,968,506	1.7%
Manufactured Homes	7,522,305	1.1%
Leisure, Equipment & Products	1,428,018	0.2%
Total Common Stocks	719,376,778	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 424,545,009
Level 2	386,237,282
Level 3	-
Total	$ 810,782,291

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008